Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Purchase Obligations
Commitment And Contingencies [Line Items]
Purchase obligation, 2023	$ 26
Purchase obligation, 2024	27
Purchase obligation, 2025	9
Purchase obligation, 2026	4
Purchase obligation, thereafter	3
Service Obligations
Commitment And Contingencies [Line Items]
Service obligation, 2023	147
Service obligation, 2024	154
Service obligation, 2025	162
Service obligation, 2026	170
Service obligation, thereafter	$ 332
Service obligation agreement termination fees percentage	25.00%
Service obligation maturity period	10 years